PIMCO ETF Trust

Supplement Dated August 20, 2015 to the

Actively-Managed Exchange-Traded Funds Prospectus dated October 31, 2014, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund and PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (the “Funds”)

Effective immediately, the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund is jointly managed by Joe Deane and Julie Callahan. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Joe Deane and Julie Callahan. Mr. Deane is an Executive Vice President of PIMCO, and he has managed the Fund since July 2011. Ms. Callahan is a Senior Vice President of PIMCO, and she has managed the Fund since August 2015.

In addition, effective immediately, the PIMCO Short Term Municipal Bond Active Exchange-Traded Fund is jointly managed by Julie Callahan and David Hammer. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Short Term Municipal Bond Active Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Julie Callahan and David Hammer. Ms. Callahan is a Senior Vice President of PIMCO, and she has managed the Fund since January 2014. Mr. Hammer is an Executive Vice President of PIMCO, and he has managed the Fund since August 2015.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	Julie Callahan	8/15

Senior Vice President, PIMCO. Ms. Callahan joined PIMCO in 2011 and is a member of the municipal bond portfolio management team. Prior to joining PIMCO, she served as a portfolio manager for municipal separately managed accounts at Western Asset Management Company. Previously, she was a director and portfolio manager for municipal money market funds with Citigroup Asset Management.

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund		1/14

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	Joe Deane	7/11

Executive Vice President, PIMCO. Mr. Deane joined PIMCO in 2011 and is the head of the municipal bond portfolio management team. Prior to joining PIMCO, he served as Managing Director, Co-Head of the Tax-Exempt Department for Western Asset Management Company. Previously, he was Managing Director, Head of Tax-Exempt Investments for Smith Barney/Citigroup Asset Management from 1993 to 2005.

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	David Hammer	8/15

Executive Vice President, PIMCO. Mr. Hammer is a member of the municipal bond portfolio management team. He rejoined PIMCO in May 2015 after serving as Managing Director and Head of Municipal Trading, Risk Management and Research at Morgan Stanley, and previously he was a Senior Vice President of PIMCO. Prior to joining PIMCO in 2012, he was an Executive Director for Morgan Stanley, where he served as head of the high yield and distressed municipal bond trading group.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP1_082015

PIMCO ETF Trust

Supplement dated August 20, 2015 to the

Statement of Additional Information dated October 31, 2014, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund and PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (the “Funds”)

Effective immediately, the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund is jointly managed by Joe Deane and Julie Callahan. In addition, effective immediately, the PIMCO Short Term Municipal Bond Active Exchange-Traded Fund is jointly managed by Julie Callahan and David Hammer. Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Hammer[8]
Registered Investment Companies	0	N/A	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	0	N/A	0	N/A

[8]	Effective August 20, 2015, Mr. Hammer co-manages the PIMCO Short Term Municipal Bond Active Exchange-Traded Fund ($76.2 million).

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective August 20, 2015, the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund is jointly managed by Joe Deane and Julie Callahan, and the PIMCO Short Term Municipal Bond Active Exchange-Traded Fund is jointly managed by Julie Callahan and David Hammer. Information pertaining to accounts managed by Mr. Hammer is as of July 31, 2015.

In addition, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Hammer	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	None

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective August 20, 2015, the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund is jointly managed by Joe Deane and Julie Callahan, and the PIMCO Short Term Municipal Bond Active Exchange-Traded Fund is jointly managed by Julie Callahan and David Hammer. Information for Mr. Hammer is as of July 31, 2015.

Investors Should Retain This Supplement For Future Reference

ETF_SUPP2_082015